Segment information - Schedule of Segment Results (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Net sales	€ 22,106	€ 19,889
Other revenues	1,438	1,452
Cost of sales	(6,155)	(5,881)
Research and development expenses	(3,980)	(3,717)
Selling and general expenses	(4,792)	(4,506)
Net income attributable to non-controlling interests	40	25
Biopharma
Disclosure of geographical areas [line items]
Net sales	€ 22,106	19,889
Change in revenue, on a reported basis (IFRS), percentage	11.10%
Change in revenue, at constant exchange rates non-IFRS, percentage	15.70%
Other revenues	€ 1,168	1,246
Change in other revenue, on a reported basis (IFRS), percentage	(6.30%)
Change in other revenue, at constant exchange rates non-IFRS, percentage	(2.00%)
Cost of sales	€ (5,812)	(5,753)
Change in cost of sales, on a reported basis (IFRS), percentage	1.00%
Change in cost of sales, at constant exchange rates non-IFRS, percentage	3.80%
Research and development expenses	€ (3,979)	(3,716)
Change in research and development expenses, on a reported basis (IFRS), percentage	7.10%
Change in research and development expenses, at constant exchange rates non-IFRS, percentage	9.90%
Selling and general expenses	€ (4,690)	(4,447)
Change in selling and general expenses, on a reported basis (IFRS), percentage	5.50%
Change in selling and general expenses, at constant exchange rates non-IFRS, percentage	9.40%
Other operating income and expenses	€ (2,630)	(1,941)
Share of profit/(loss) from investments accounted for using the equity method	74	77
Net income attributable to non-controlling interests	(7)	(8)
Business operating income	€ 6,230	5,347
Change in business operating income, on a reported basis (IFRS), percentage	16.50%
Change in business operating income, at constant exchange rates non-IFRS, percentage	22.20%
As % of net sales	28.20%
Other
Disclosure of geographical areas [line items]
Net sales
Other revenues	€ 270	206
Change in other revenue, on a reported basis (IFRS), percentage	31.10%
Change in other revenue, at constant exchange rates non-IFRS, percentage	31.10%
Cost of sales	€ (133)	(128)
Change in cost of sales, on a reported basis (IFRS), percentage	3.90%
Change in cost of sales, at constant exchange rates non-IFRS, percentage	3.10%
Research and development expenses	€ (1)	(1)
Change in research and development expenses, on a reported basis (IFRS), percentage	0.00%
Change in research and development expenses, at constant exchange rates non-IFRS, percentage	0.00%
Selling and general expenses	€ (102)	(59)
Change in selling and general expenses, on a reported basis (IFRS), percentage	72.90%
Change in selling and general expenses, at constant exchange rates non-IFRS, percentage	76.30%
Other operating income and expenses	€ (6)	(2)
Share of profit/(loss) from investments accounted for using the equity method		0
Net income attributable to non-controlling interests		0
Business operating income	€ 28	16
Change in business operating income, on a reported basis (IFRS), percentage	75.00%
Change in business operating income, at constant exchange rates non-IFRS, percentage	68.80%
Total
Disclosure of geographical areas [line items]
Net sales	€ 22,106	19,889
Change in revenue, on a reported basis (IFRS), percentage	11.10%
Change in revenue, at constant exchange rates non-IFRS, percentage	15.70%
Other revenues	€ 1,438	1,452
Change in other revenue, on a reported basis (IFRS), percentage	(1.00%)
Change in other revenue, at constant exchange rates non-IFRS, percentage	2.70%
Cost of sales	€ (5,945)	(5,881)
Change in cost of sales, on a reported basis (IFRS), percentage	1.10%
Change in cost of sales, at constant exchange rates non-IFRS, percentage	3.80%
Research and development expenses	€ (3,980)	(3,717)
Change in research and development expenses, on a reported basis (IFRS), percentage	7.10%
Change in research and development expenses, at constant exchange rates non-IFRS, percentage	9.90%
Selling and general expenses	€ (4,792)	(4,506)
Change in selling and general expenses, on a reported basis (IFRS), percentage	6.30%
Change in selling and general expenses, at constant exchange rates non-IFRS, percentage	10.30%
Other operating income and expenses	€ (2,636)	(1,943)
Share of profit/(loss) from investments accounted for using the equity method	74	77
Net income attributable to non-controlling interests	(7)	(8)
Business operating income	€ 6,258	€ 5,363
Change in business operating income, on a reported basis (IFRS), percentage	16.70%
Change in business operating income, at constant exchange rates non-IFRS, percentage	22.30%
As % of net sales	28.30%